TO THE SHAREHOLDERS

Scout Tax-Free Money Market Fund earned an annualized yield of 3.20% for the six months ended December 31, 1995.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share. Income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

Late in the quarter, on December 19, in a widely anticipated move the Federal Reserve lowered the Federal Funds rate by 25 basis points. At quarter end three and six-month Treasury bills were down 33 and 43 basis points to yield 5.07% and 5.15% versus 5.40% and 5.57%, respectively, at the start of the quarter. As we entered the new year the market widely anticipated further easing, and on January 31, the Fed lowered both the Fed Funds rate and the Discount rate by 25 basis points. The effect of this rate cut was immediately seen in the money markets as three-month through one-year Treasury bills fell below 5.00%.

A growing number of economists are concerned over the possibility of a recession and, barring any unexpected strength in the economy, the market clearly expects additional easing by the Federal Reserve at its March meeting. We believe the possibility of a recession has, to a large extent offset the negative impact of the failure of the President and Congress to reach an agreement on a credible deficit reduction package. If economic weakness continues and the Fed does reduce rates at the March meeting, yields on money market instruments will reach their lowest levels since September of 1994.

We appreciate your continuing interest in Scout Tax-Free Money Market Fund,
Inc.

Sincerely,


Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they federally insured by the Federal Deposit Insurance Corporation or any other federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.

FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1995 (unaudited)

	Principal                                                       Market
State    Amount             Description                                 Value
ALABAMA
   $ 1,000,000  Columbia, Alabama Industrial Dev. Board Pollution
		 Control Rev. Ref. (Alabama Power Co.), Series D,
		 Fltg. Rate, 6.00%, due October 1, 2022           $  1,000,000
ARIZONA
     1,000,000  Salt River Project Agricultural Improvement &
		 Power Dist., Arizona Tax-Exempt Commercial
		 Paper (LOC: Union Bank of Switzerland),
		 3.45%, due February 27, 1996                        1,000,000
     1,420,000  Salt River Project Agricultural Improvement
		 & Power Dist., Arizona Tax-Exempt Commercial
		 Paper (LOC: Union Bank of Switzerland),
		 3.65%, due March 6, 1996                            1,420,000
     2,000,000  Salt River Project Agricultural Improvement &
		 Power Dist., Arizona Tax-Exempt Commercial
		 Paper (LOC: Union Bank of Switzerland),
		 3.55%, due March 12, 1996                           2,000,000
     1,000,000  Tempe, Arizona GO (Pre-refunded 7/1/96 @ 102),
		 Fltg. Rate, 7.40%, due July 1, 1997                 1,038,541

CONNECTICUT
       600,000  Connecticut Economic Recovery Notes (SBPA:
		 National Westminster Bank; Canadian Imperial
		 Bank of Commerce; Industrial Bank of Japan),
		 Fltg. Rate, 5.10%, due June 1, 1996                   600,000
COLORADO
     4,000,000  Denver, Colorado City & Cnty. Rev. (Childrens
		 Hospital Assn.),
		 Fltg Rate, 5.25%, due October 1,                    4,000,000
FLORIDA
     1,500,000  Jacksonville, Florida Electric Auth. Tax-Exempt
		 Commercial Paper,
		 3.75%, due January 8, 1996                          1,500,000
     1,000,000  Jacksonville, Florida Electric Auth. Tax-Exempt
		 Commercial Paper (Line: Credit Suisse Bank),
		 3.65%, due January 30, 1996                         1,000,000
     1,000,000  Jacksonville, Florida Electric Auth. Tax-Exempt
		 Commercial Paper (LOC: Morgan Guaranty Trust
		 Co.), 3.40%, due March 20, 1996                     1,000,000
GEORGIA
     3,000,000  Burke Cnty., Georgia Dev. Auth. Pollution
		 Control Rev. (Oglethorpe Power Corp.)
		 (FGIC Insured), Series A
		 (LOC: Credit Locale de France),
		 Fltg. Rate, 5.15%, due January 1, 2019              3,000,000
     1,200,000  Burke Cnty., Georgia Dev. Auth. Pollution
		 Control Rev. (Georgia Power Co.), Series 5,
		 Fltg. Rate, 6.00%, due September 1, 2025            1,200,000
     1,000,000  Georgia GO, Series B,
		 7.60%, due April 1, 1996                            1,009,618
ILLINOIS
     3,000,000  Illinois Revenue Anticipation Certificates,
		 4.50%, due April 12, 1996                           3,007,057
     1,000,000  Illinois Educational Fac. Auth. Rev. (National
		 Louis Univ.),
		 Fltg. Rate, 5.10%, due May 1, 2022                  1,000,000
IOWA
     3,000,000  Muscatine Cnty., Iowa Pollution Control Rev.
		 Ref. (Monsanto Co.),
		 Fltg Rate, 5.10%, due October 1, 2007               3,000,000
KANSAS
     3,500,000  Kansas Dept. of Transportation Highway Rev.,
		 Series 94 B,
		 Fltg. Rate, 5.05%, due September 1, 2014            3,500,000
LOUISIANA
     1,500,000  Louisiana Offshore Terminal Auth. Deepwater
		 Port Rev., Fltg. Rate, 6.00%, due July 1, 1997      1,500,000
       900,000  Louisiana Offshore Terminal Auth. Deepwater
		 Port Rev. (SBPA: Swiss Bank Corp.),
		 Fltg. Rate, 6.00%, due July 1, 1998                   900,000
       700,000  Louisiana Offshore Terminal Auth. Deepwater
		 Port Rev. Ref. (LOC: Union Bank of Switzerland),
		 Fltg. Rate, 5.90%, due September 1, 2006              700,000
MASSACHUSETTS
     4,000,000  Massachusetts GO Tax-Exempt Commercial Paper,
		 Series A (LOC: Union Bank of Switzerland),
		 Fltg. Rate, 3.80%, due January 10, 1996             4,000,000
     2,500,000  Massachusetts Bay Transportation Auth. System
		 Rev. (LOC: State Street Bank) (Optional
		 Putable 3/1/96 @ 100), Series 84 A,
		 Fltg. Rate, 3.75%, due March 1, 2014                2,500,000
     1,700,000  Massachusetts Industrial Finance Agency Pollution
		 Control Rev. Tax-Exempt Commercial Paper
		 (New England Power & Light Co.), Series A,
		 3.70%, due January 4, 1996                          1,700,000
MICHIGAN
     2,500,000  Delta Cnty., Michigan Economic Dev. Corp.
		 Environmental Improvement Rev. Tax-Exempt
		 Commercial Paper (Mead Paper) (LOC: Swiss
		 Bank), 3.60%, due February 1, 1996                  2,500,000
     4,100,000  Michigan State Hospital Finance Auth. Rev.
		 Ref. (St. Joseph Hospital Corp.),
		 Series A (Pre-refunded 1/1/96 @ 102),
		 8.125%, due July 1, 2005                            4,182,000
MINNESOTA
     1,500,000  Rochester Minnesota Health Fac. Rev.
		 (Mayo Foundation/Mayo Medical Center)
		 (SBPA: Credit Suisse Bank),
		 3.70%, due February 7, 1996                         1,500,000
     1,000,000  Rochester, Minnesota Health Fac. Rev.
		 (Mayo Foundation/Mayo Medical Center)
		 (SBPA: Credit Suisse Bank),
		 3.80%, due February 8, 1996                         1,000,000
     1,100,000  Rochester Minnesota Health Fac. Rev.
		 (Mayo Foundation/Mayo Medical Center)
		 (SBPA: Credit Suisse Bank),
		 3.65%, due March 7, 1996                            1,100,000
MISSISSIPPI
     1,000,000  Jackson Cnty, Mississippi Port Fac. Rev.
		 (Chevron USA Inc.),
		 Fltg Rate, 5.95%, due June 1, 2023                  1,000,000
MISSOURI
     1,900,000  Missouri Environmental Improvement Auth.
		 Pollution Control Rev. Tax-Exempt
		 Commercial Paper (Union Electric Co.)
		 (LOC: Union Bank of Switzerland),
		 3.45%, due February 5, 1996                         1,900,000
     1,000,000  Missouri Environmental Improvement Auth.
		 Pollution Control Rev. Tax-Exempt
		 Commercial Paper (Union Electric Co.)
		 (LOC: Union Bank of Switzerland),
		 3.60%, due February 13, 1996                        1,000,000
     1,200,000  Missouri Environmental Improvement Auth.
		 Pollution Control Rev. Tax-Exempt
		 Commercial Paper (Union Electric Co.)
		 (LOC: Union Bank of Switzerland),
		 3.70%, due February 15, 1996                        1,200,000
     1,250,000  Missouri GO (Third State Building)
		 (Pre-refunded 8/1/96 @ 102),
		 7.50%, due August 1, 2007                           1,302,190
NORTH CAROLINA
     3,100,000  Wake Cnty., North Carolina Industrial Fac.
		 & Pollution Control Financing Auth. Rev.
		 (Carolina Power & Light Co.), Series A,
		 Fltg. Rate, 4.85%, due May 1, 2015                  3,100,000
     2,700,000  Winston-Salem, North Carolina Water &
		 Sewer System Rev.
		 (SBPA: Wachovia Bank NC),
		 Fltg. Rate, 5.05%, due June 1, 2014                 2,700,000
TENNESSEE
     2,000,000  Metropolitan Gov't. Nashville & Davidson
		 Cnty., Tennessee Water & Sewer Rev.
		 (Escrowed in U.S. Gov't. Securities)
		 (Pre-refunded 1/1/96 @ 102),
		 8.75%, due January 1, 1996                          2,040,000
TEXAS
     1,200,000  Angelina & Neches River Auth., Texas
		 Industrial Dev. Corp. Solid Waste Rev.
		 (TEEC-Temple Inland), Series 84 B
		 (LOC: Credit Suisse Bank),
		 Fltg. Rate, 6.10%, due May, 1, 2014                 1,200,000
       200,000  Angelina & Neches River Auth., Texas Industrial
		 Dev. Corp. Solid Waste Rev. (TEEC-Temple
		 Inland), Series 84 C,
		 Fltg. Rate, 6.10%, due May, 1, 2014                   200,000
       300,000  Angelina & Neches River Auth., Texas Industrial
		 Dev. Corp. Solid Waste Rev. (TEEC-Temple
		 Inland), Series 84 D
		 (LOC: Credit Suisse Bank),
		 Fltg. Rate, 6.10%, due May, 1, 2014                   300,000
     2,200,000  Angelina & Neches River Auth., Texas Industrial
		 Dev. Corp. Solid Waste Rev. (TEEC-Temple
		 Inland), Series 84 E,
		 Fltg. Rate, 6.10%, due May, 1, 2014                 2,200,000
     1,000,000  Austin, Texas Independent School Dist.
		 (Pre-refunded 8/1/96 @ 100),
		 6.60%, due August 1, 2001                           1,017,040
     1,015,000  Dallas Cnty., Texas Hospital Dist. Rev.
		 (MBIA Insured) (Pre-refunded 4/10/96 @ 100),
		 7.00%, due April 10, 1999                           1,023,599
     1,745,000  El Paso, Texas Water & Sewer Rev. Ref.
		 (MBIA Insured), 3.60%, due May 1, 2028              1,745,000
     1,100,000  Grapevine, Texas Industrial Dev. Corp. Rev.
		 (American Airlines), Series A-1
		 (LOC: Morgan Guaranty Trust Co.),
		 Fltg. Rate, 6.00%, due December 1, 2024             1,100,000
TEXAS (Continued)
       400,000  Grapevine, Texas Industrial Dev. Corp. Rev.
		 (American Airlines), Series A-3
		 (LOC: Morgan Guaranty Trust Co.),
		 Fltg. Rate, 6.00%, due December 1, 2024               400,000
     2,600,000  Texas Public Finance Auth. GO, Series 93 A,
		 3.75%, due January 11, 1996                         2,600,000
     2,000,000  Texas Public Finance Auth. GO, Series 93 A,
		 3.40%, due February 8, 1996                         2,000,000
     1,500,000  Texas A & M Univ. Rev. (Permanent Univ. Fund)
		 (LOC: Morgan Guaranty Trust Co.)
		 3.65%, due January 23, 1996                         1,500,000
     1,000,000  Texas A & M Univ. Rev. (Permanent Univ. Fund)
		 (LOC: Morgan Guaranty Trust Co.),
		 3.70%, due January 25, 1996                         1,000,000
     1,400,000  Texas A & M Univ. Rev. (Permanent Univ. Fund)
		 (LOC: Morgan Guaranty Trust Co.),
		 3.60%, due February 21, 1996                        1,400,000
     3,000,000  Univ. of Texas Finance System Rev. Tax-Exempt
		 Commercial Paper,
		 3.80%, due January 9, 1996                          3,000,000
     1,025,000  Univ. of Texas Finance System Rev. Tax-Exempt
		 Commercial Paper (Permanent Univ. Fund),
		 Series A, 3.55%, due February 7, 1996               1,025,000
UTAH
     1,000,000  Intermountain Power Agency, Utah Power
		 Supply Rev. (SBPA: Bank of America),
		 3.90%, due January 3, 1996                          1,000,000
     2,000,000  Intermountain Power Agency, Utah Power
		 Supply Rev., Series 85 F (LOC: Swiss Bank)
		 (Optional Putable 3/15/96 @ 100),
		 3.75%, due July 1, 2021                             2,000,000
VIRGINIA
     1,000,000  Peninsula Ports Auth., Virginia Rev. Ref.
		 (Shell Co.),
		 Fltg. Rate, 5.90%, due December 1, 2005             1,000,000
WASHINGTON
     3,850,000  Seattle, Washington Municipal Light & Power
		 Rev., Series 91 (Mandatory Redemption
		 5/1/11 @ 100) (SBPA: Morgan Guaranty Trust
		 Co.), 3.70%, due January 23, 1996                   3,850,000
WISCONSIN
     3,400,000  Oak Creek, Wisconsin Pollution Control Rev.
		 (Wisconsin Electric Power Co.), Series 86,
		 Fltg. Rate, 5.00%, due August 1, 2016               3,400,000
     1,600,000  Sheboygan, Wisconsin Pollution Control Rev.
		 (Wisconsin Power & Light Co.),
		 Fltg. Rate, 5.25%, due August 1, 2014               1,600,000
WYOMING
       600,000  Lincoln Cnty., Wyoming Pollution Control
		 Rev. (Exxon Corp.), Series B,
		 Fltg. Rate, 3.55%, due November 1, 2014               600,000
       500,000  Lincoln Cnty., Wyoming Pollution Control
		 Rev. (Exxon Corp.), Series D,
		 Fltg. Rate, 5.90%, due November 1, 2014               500,000
     1,700,000  Sublette Cnty., Wyoming Pollution Control
		 Rev. (Exxon Corp.),
		 Fltg Rate, 5.95%, due November 1, 2014              1,700,000
       500,000  Uinta Cnty., Wyoming Pollution Control Rev.
		 (Chevron USA Inc.),
		 Fltg. Rate, 5.90%, due December 1, 2022               500,000

TOTAL INVESTMENTS _ 107.40%                                       $103,960,045

Other assets less liabilities _ (7.40%)                             (7,163,710)

TOTAL NET ASSETS _ 100.00%
  (equivalent to $1.00 per share;
  1,000,000,000 shares of $0.01 par value
  capital shares authorized;
  96,872,990 shares outstanding)                                  $ 96,796,335



Line (Line of Credit)
LOC (Letter of Credit)
SBPA (Stand by Purchase Agreement)

Statement of Assets and Liabilities
December 31, 1995 (unaudited)

ASSETS:
  Investment securities, at market value
   (identified cost $103,960,045)                          $       103,960,045
  Interest receivable                                                  822,846
  Other assets                                                           1,889
    Total assets                                                   104,784,780

LIABILITIES AND NET ASSETS:
  Cash overdraft                                                     1,243,081
  Payable for investments purchased                                  6,745,000
  Payable to shareholders                                                  364
    Total liabilities                                                7,988,445
NET ASSETS                                                  $       96,796,335


NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)               $       96,874,128
  Accumulated net realized loss on investment transactions             (77,793)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                 $       96,796,335

Capital shares, $0.01 par value
  Authorized                                                     1,000,000,000

  Outstanding                                                       96,872,990

NET ASSET VALUE PER SHARE                                         $       1.00

See accompanying Notes to Financial Statements.

Statement of Operations
Six Months Ended December 31, 1995 (unaudited)

INVESTMENT INCOME:
  Income:
    Interest                                                $       1,601,188
  Expenses:
    Management fees (Note 3)                                          214,429
    Registration fees and other expenses                                6,882
								      221,311
      Net investment income                                         1,379,877

REALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions:
    Proceeds from sales of investments                            165,806,290
    Cost of investments sold                                      165,805,000
      Net realized gain from investment transactions                    1,290
	Increase in net assets resulting from operations    $       1,381,167

Statements of Changes in Net Assets
					       Six Months Ended
					       December 31, 1995   Year Ended
						  (unaudited)    June 30, 1995

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                          $   1,379,877  $   3,192,068
  Net realized gain (loss) from investment
  transactions                                           1,290        (26,431)
    Net increase in net assets resulting from
    operations                                       1,381,167      3,165,637

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             (1,379,877)    (3,192,068)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)      107,278,149    215,514,530
  Net asset value of shares issued for
  reinvestment of distributions ($1.00 per share)      128,327        254,641
						   107,406,476    215,769,171
  Cost of shares redeemed ($1.00 per share)        (88,636,491)  (232,004,231)
    Net increase (decrease) from capital share
    transactions                                    18,769,985    (16,235,060)
      Total increase (decrease) in net assets       18,771,275    (16,261,491)

NET ASSETS:
  Beginning of period                               78,025,060     94,286,551
  End of period                                 $   96,796,335  $  78,025,060

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES _ The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments _ Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the identified cost basis.

Federal and State Taxes _ The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is provided.

2. PURCHASES AND SALES OF SECURITIES _ The aggregate amounts of security transactions during the period ended December 31, 1995, were as follows:

	Purchases               $  193,656,998
	Proceeds from sales        165,806,290

3. MANAGEMENT FEES _ Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage com-missions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of one-half of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.


This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.